Condensed Financial Information of the Parent Company (Details) - Condensed Balance Sheets - Parent [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash	$ 64
Deferred offering costs	47,580
Amount due from subsidiaries	3,521,756	2,734,553
Total non-current assets	3,569,400	2,734,553
Total assets	3,569,400	2,734,553
Current liabilities
Accrued expenses and other current liabilities	72,276
Total current liabilities	72,487
Total liabilities	72,487
Shareholders’ equity
Ordinary shares (par value of US$0.00025 per share; 200,000,000 ordinary shares authorized, 20,000,000 ordinary shares issued and outstanding as of September 30, 2023 and 2022, respectively)	5,000	5,000
Additional paid in capital	1,549,913	119,301
Statutory reserve	11,348
Retained earnings	2,052,553	2,716,629
Accumulated other comprehensive (loss)	(121,901)	(106,377)
Total shareholders’ equity	3,496,913	2,734,553
Total liabilities and shareholders’ equity	3,569,400	2,734,553
Related Party [Member]
Current liabilities
Amounts due to related parties	$ 211